SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Restricted Cash Details 5
CDO bond sinking funds	$ 1,902	$ 1,254
CDO trustee accounts	475	810
Collateral for Golf Lease obligations	3,512
Restricted cash	$ 5,889	$ 2,064